Revaluation loss (gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revaluation loss (gain) [Abstract]
Revaluation gain on derivative financial liabilities	$ 0	$ (35)	$ (379)
Realized loss on investment portfolio and marketable securities	508	20	340
Unrealized loss (gain) on investment portfolio and marketable securities	1,903	(209)	(9,659)
Unrealized (gain) loss on debentures	(1,345)	(364)	32
Realized foreign exchange (gain) loss	(4)	34	46
Unrealized foreign exchange gain	(1,067)	(768)	(8)
Total	$ (5)	$ (1,322)	$ (9,628)